PROPERTY AND EQUIPMENT	3 Months Ended
Jul. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at July 31, 2021 and April 30, 2020 consists of the following:

	July 31, 2021	April 30, 2021

Furniture and Fixtures	$1,180,675	$1,180,675
Less: Accumulated Depreciation	(60,080)	(45,060)
Net Property and Equipment	$1,120,595	$1,135,615

Depreciation expense for the three months ended July 31, 2021 was $15,020 and $0 for July 31, 2020 respectively. Property and equipment are recorded at cost. Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets.